Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)
July 31, 2023

Principal Amount		Value
Asset-Backed Securities 6.3%
$1,500,000	AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3 mo. USD Term SOFR + 1.33%), 6.66%, due 4/20/2033	$1,488,748 (a)(b)
500,000	Ares LIV CLO Ltd., Series 2019-54A, Class E, (3 mo. USD Term SOFR + 7.60%), 12.91%, due 10/15/2032	468,982 (a)(b)
1,500,000	Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, (3 mo. USD Term SOFR + 1.46%), 6.79%, due 7/20/2034	1,486,286 (a)(b)
250,000	Barings CLO Ltd., Series 2017-1A, Class E, (3 mo. USD Term SOFR + 6.26%), 11.57%, due 7/18/2029	236,978 (a)(b)
625,000	Benefit Street Partners CLO XXX Ltd., Series 2023-30A, Class D, (3 mo. USD Term SOFR + 5.60%), 10.95%, due 4/25/2036	623,028 (a)(b)
1,000,000	Canyon Capital CLO Ltd., Series 2021-2A, Class D, (3 mo. USD Term SOFR + 3.61%), 8.92%, due 4/15/2034	936,538 (a)(b)
350,000	Cedar Funding X CLO Ltd., Series 2019-10A, Class ER, (3 mo. USD Term SOFR + 6.76%), 12.09%, due 10/20/2032	323,258 (a)(b)
250,000	Crown City CLO II, Series 2020-2A, Class DR, (3 mo. USD Term SOFR + 7.11%), 12.44%, due 4/20/2035	227,732 (a)(b)
500,000	Galaxy XXII CLO Ltd., Series 2016-22A, Class DRR, (3 mo. USD Term SOFR + 3.61%), 8.92%, due 4/16/2034	464,966 (a)(b)
1,500,000	Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3 mo. USD Term SOFR + 1.36%), 6.67%, due 7/15/2035	1,479,375 (a)(b)
1,000,000	KKR CLO Ltd., Series 23, Class D, (3 mo. USD Term SOFR + 3.36%), 8.69%, due 10/20/2031	952,972 (a)(b)
500,000	Madison Park Funding XXIX Ltd., Series 2018-29A, Class D, (3 mo. USD Term SOFR + 3.26%), 8.57%, due 10/18/2030	481,694 (a)(b)
1,000,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-17A, Class D, (3 mo. USD Term SOFR + 4.95%), 10.28%, due 7/20/2035	990,005 (a)(b)
1,000,000	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class D, (3 mo. USD Term SOFR + 3.21%), 8.54%, due 10/20/2030	936,238 (a)(b)
1,500,000	Trestles CLO IV Ltd., Series 2021-4A, Class A, (3 mo. USD Term SOFR + 1.43%), 6.77%, due 7/21/2034	1,470,529 (a)(b)
500,000	TSTAT Ltd., Series 2022-1A, Class E, (3 mo. USD Term SOFR + 8.50%), 13.83%, due 7/20/2031	500,629 (a)(b)
250,000	Voya CLO Ltd., Series 2019-2A, Class E, (3 mo. USD Term SOFR + 6.86%), 12.19%, due 7/20/2032	234,262 (a)(b)
Total Asset-Backed Securities (Cost $13,191,097)		13,302,220

Corporate Bonds 138.1%
Advertising 0.2%
595,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	506,711 (a)
Aerospace & Defense 2.2%
TransDigm, Inc.
655,000	6.25%, due 3/15/2026	651,474 (a)
420,000	6.38%, due 6/15/2026	415,704
505,000	7.50%, due 3/15/2027	504,798
1,525,000	5.50%, due 11/15/2027	1,445,418
1,605,000	6.75%, due 8/15/2028	1,609,789 (a)
4,627,183
Agriculture 0.1%
140,000	Darling Ingredients, Inc., 6.00%, due 6/15/2030	137,896 (a)
Airlines 6.2%
515,000	Air Canada, 3.88%, due 8/15/2026	477,899 (a)
620,000	American Airlines, Inc., 7.25%, due 2/15/2028	615,534 (a)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5,082,917	5.50%, due 4/20/2026	5,006,734 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Airlines – cont'd
$2,715,000	5.75%, due 4/20/2029	$2,628,442 (a)
135,000	Delta Air Lines, Inc., 7.38%, due 1/15/2026	140,147
	Latam Airlines Group SA
285,000	13.38%, due 10/15/2027	310,650 (a)
335,000	13.38%, due 10/15/2029	366,762 (a)
	United Airlines, Inc.
400,000	4.38%, due 4/15/2026	378,735 (a)
435,000	4.63%, due 4/15/2029	393,530 (a)
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
1,615,000	7.88%, due 5/1/2027	1,497,456 (a)
415,000	9.50%, due 6/1/2028	396,342 (a)
1,025,000	6.38%, due 2/1/2030	867,632 (a)
		13,079,863
Apparel 0.1%
345,000	Wolverine World Wide, Inc., 4.00%, due 8/15/2029	271,015 (a)
Auto Manufacturers 4.1%
	Ford Motor Co.
250,000	9.63%, due 4/22/2030	291,777
935,000	7.45%, due 7/16/2031	1,003,346
300,000	6.10%, due 8/19/2032	290,242
395,000	4.75%, due 1/15/2043	309,039
415,000	7.40%, due 11/1/2046	432,739
	Ford Motor Credit Co. LLC
200,000	5.58%, due 3/18/2024	198,587
590,000	4.06%, due 11/1/2024	572,512
350,000	4.69%, due 6/9/2025	339,273
115,000	5.13%, due 6/16/2025	111,970
845,000	4.39%, due 1/8/2026	803,005
1,025,000	6.95%, due 3/6/2026	1,035,106
510,000	(Secured Overnight Financing Rate + 2.95%), 8.14%, due 3/6/2026	511,513 (b)
450,000	6.95%, due 6/10/2026	453,600
70,000	4.13%, due 8/17/2027	64,054
545,000	7.35%, due 11/4/2027	558,503
210,000	6.80%, due 5/12/2028	211,930
360,000	5.11%, due 5/3/2029	336,157
280,000	7.35%, due 3/6/2030	289,861
435,000	7.20%, due 6/10/2030	446,049
200,000	3.63%, due 6/17/2031	165,323
225,000	Jaguar Land Rover Automotive PLC, 5.88%, due 1/15/2028	210,296 (a)
		8,634,882
Auto Parts & Equipment 3.9%
	Adient Global Holdings Ltd.
630,000	4.88%, due 8/15/2026	604,862 (a)
415,000	8.25%, due 4/15/2031	426,620 (a)
	Dana, Inc.
450,000	5.38%, due 11/15/2027	430,922
475,000	4.50%, due 2/15/2032	395,957
830,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	763,332 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Parts & Equipment – cont'd
Goodyear Tire & Rubber Co.
$575,000	5.00%, due 7/15/2029	$530,211
1,150,000	5.25%, due 7/15/2031	1,023,512
755,000	5.63%, due 4/30/2033	676,138
2,165,000	IHO Verwaltungs GmbH, 4.75% Cash/5.50% PIK, due 9/15/2026	1,994,119 (a)(c)
ZF North America Capital, Inc.
390,000	6.88%, due 4/14/2028	396,098 (a)
845,000	7.13%, due 4/14/2030	870,419 (a)
8,112,190
Banks 1.1%
450,000	Bank of America Corp., Series TT, 6.13%, due 4/27/2027	446,985 (d)(e)
425,000	Bank of New York Mellon Corp., Series H, 3.70%, due 3/20/2026	384,921 (d)(e)
1,185,000	JPMorgan Chase & Co., Series HH, 4.60%, due 2/1/2025	1,119,825 (d)(e)
375,000	PNC Financial Services Group, Inc., Series T, 3.40%, due 9/15/2026	290,625 (d)(e)
2,242,356
Biotechnology 0.1%
425,000	Amgen, Inc., 3.38%, due 2/21/2050	305,189
Building Materials 4.4%
565,000	Builders FirstSource, Inc., 6.38%, due 6/15/2032	562,095 (a)
1,365,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	1,331,264 (a)
510,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	422,025 (a)
580,000	Emerald Debt Merger Sub LLC, 6.63%, due 12/15/2030	576,375 (a)
1,790,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	1,606,525 (a)
915,000	Knife River Corp., 7.75%, due 5/1/2031	933,068 (a)
Masonite International Corp.
1,660,000	5.38%, due 2/1/2028	1,581,150 (a)
170,000	3.50%, due 2/15/2030	143,187 (a)
665,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	561,925 (a)
Standard Industries, Inc.
1,050,000	4.38%, due 7/15/2030	911,489 (a)
815,000	3.38%, due 1/15/2031	658,157 (a)
9,287,260
Chemicals 5.0%
325,000	Ashland, Inc., 3.38%, due 9/1/2031	263,533 (a)
1,445,000	Avient Corp., 7.13%, due 8/1/2030	1,456,647 (a)
1,065,000	INEOS Finance PLC, 6.75%, due 5/15/2028	1,015,957 (a)
1,180,000	INEOS Quattro Finance 2 PLC, 3.38%, due 1/15/2026	1,073,142 (a)
NOVA Chemicals Corp.
835,000	4.88%, due 6/1/2024	813,991 (a)
391,000	5.25%, due 6/1/2027	352,143 (a)
Olympus Water U.S. Holding Corp.
700,000	4.25%, due 10/1/2028	561,009 (a)
545,000	9.75%, due 11/15/2028	527,287 (a)
680,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	608,411 (a)
400,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	367,663 (a)
SPCM SA
160,000	3.13%, due 3/15/2027	143,522 (a)
65,000	3.38%, due 3/15/2030	53,845 (a)
635,000	Tronox, Inc., 4.63%, due 3/15/2029	526,401 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Chemicals – cont'd
$1,020,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	$832,575 (a)
2,380,000	WR Grace Holdings LLC, 5.63%, due 8/15/2029	2,008,458 (a)
10,604,584
Commercial Services 4.2%
355,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	270,803 (a)
1,315,000	APX Group, Inc., 5.75%, due 7/15/2029	1,141,572 (a)
125,000	ASGN, Inc., 4.63%, due 5/15/2028	114,619 (a)
Garda World Security Corp.
50,000	7.75%, due 2/15/2028	49,737 (a)
345,000	6.00%, due 6/1/2029	287,061 (a)
365,000	Hertz Corp., 4.63%, due 12/1/2026	329,759 (a)
305,000	Korn Ferry, 4.63%, due 12/15/2027	286,785 (a)
625,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, due 2/1/2026	586,281 (a)
365,000	MPH Acquisition Holdings LLC, 5.50%, due 9/1/2028	318,163 (a)
1,170,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	1,076,230 (a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,495,000	5.75%, due 4/15/2026	1,465,718 (a)
1,010,000	6.25%, due 1/15/2028	950,845 (a)
105,000	Service Corp. International, 4.63%, due 12/15/2027	99,488
United Rentals North America, Inc.
150,000	4.88%, due 1/15/2028	143,115
600,000	5.25%, due 1/15/2030	571,490
1,250,000	3.75%, due 1/15/2032	1,058,677
8,750,343
Computers 2.5%
1,245,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	1,074,099 (a)
885,000	McAfee Corp., 7.38%, due 2/15/2030	764,708 (a)
3,455,000	Presidio Holdings, Inc., 8.25%, due 2/1/2028	3,350,727 (a)
5,189,534
Cosmetics - Personal Care 0.8%
880,000	Coty, Inc., 5.00%, due 4/15/2026	849,157 (a)
880,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, due 7/15/2030	887,700 (a)
1,736,857
Distribution - Wholesale 2.6%
845,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	803,621 (a)
1,160,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	980,593 (a)
Ritchie Bros Holdings, Inc.
260,000	6.75%, due 3/15/2028	263,250 (a)
980,000	7.75%, due 3/15/2031	1,021,360 (a)
425,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	435,893 (a)
1,855,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,864,275 (a)
5,368,992
Diversified Financial Services 2.2%
880,000	Avolon Holdings Funding Ltd., 5.25%, due 5/15/2024	868,401 (a)
904,067	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	852,002 (a)(c)
160,000	LPL Holdings, Inc., 4.00%, due 3/15/2029	143,419 (a)
OneMain Finance Corp.
865,000	6.13%, due 3/15/2024	862,751
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
$60,000	6.88%, due 3/15/2025	$59,801
175,000	7.13%, due 3/15/2026	173,356
555,000	6.63%, due 1/15/2028	526,201
380,000	3.88%, due 9/15/2028	312,075
825,000	9.00%, due 1/15/2029	838,282
4,636,288
Electric 4.3%
Calpine Corp.
90,000	5.25%, due 6/1/2026	87,375 (a)
260,000	5.13%, due 3/15/2028	235,778 (a)
2,365,000	5.00%, due 2/1/2031	1,990,701 (a)
170,000	Clearway Energy Operating LLC, 3.75%, due 1/15/2032	138,943 (a)
425,000	Duke Energy Corp., 3.75%, due 9/1/2046	324,392
450,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	398,349 (a)
NRG Energy, Inc.
1,255,000	10.25%, due 3/15/2028	1,216,213 (a)(d)(e)
670,000	5.25%, due 6/15/2029	604,658 (a)
595,000	3.63%, due 2/15/2031	466,941 (a)
590,000	Talen Energy Supply LLC, 8.63%, due 6/1/2030	612,349 (a)
760,000	TransAlta Corp., 7.75%, due 11/15/2029	788,500
1,105,000	Vistra Corp., 7.00%, due 12/15/2026	983,450 (a)(d)(e)
Vistra Operations Co. LLC
735,000	5.50%, due 9/1/2026	710,745 (a)
460,000	4.38%, due 5/1/2029	406,020 (a)
8,964,414
Electrical Components & Equipment 0.6%
Energizer Holdings, Inc.
830,000	6.50%, due 12/31/2027	806,567 (a)
530,000	4.75%, due 6/15/2028	476,062 (a)
1,282,629
Electronics 0.8%
1,330,000	Imola Merger Corp., 4.75%, due 5/15/2029	1,167,781 (a)
555,000	Sensata Technologies BV, 5.88%, due 9/1/2030	534,842 (a)
1,702,623
Energy - Alternate Sources 0.8%
1,780,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	1,597,697 (a)
Engineering & Construction 1.0%
1,165,000	Global Infrastructure Solutions, Inc., 7.50%, due 4/15/2032	985,806 (a)
1,255,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	1,151,582 (a)
2,137,388
Entertainment 6.5%
435,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	443,640 (a)
1,060,000	Caesars Entertainment, Inc., 4.63%, due 10/15/2029	933,142 (a)
720,000	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, due 5/1/2025	712,645 (a)
Churchill Downs, Inc.
305,000	4.75%, due 1/15/2028	281,935 (a)
2,620,000	6.75%, due 5/1/2031	2,560,788 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Entertainment – cont'd
$1,155,000	Everi Holdings, Inc., 5.00%, due 7/15/2029	$1,016,400 (a)
255,000	Lions Gate Capital Holdings LLC, 5.50%, due 4/15/2029	174,466 (a)
Live Nation Entertainment, Inc.
1,055,000	6.50%, due 5/15/2027	1,060,377 (a)
615,000	4.75%, due 10/15/2027	571,181 (a)
160,000	3.75%, due 1/15/2028	143,322 (a)
370,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	328,634 (a)
455,000	Penn Entertainment, Inc., 5.63%, due 1/15/2027	427,948 (a)
935,000	Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, due 11/1/2026	876,598 (a)
1,220,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	1,080,993 (a)
Scientific Games International, Inc.
425,000	7.00%, due 5/15/2028	423,470 (a)
330,000	7.25%, due 11/15/2029	329,175 (a)
1,185,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,066,500 (a)
355,000	Warnermedia Holdings, Inc., 5.14%, due 3/15/2052	288,556
665,000	WMG Acquisition Corp., 3.75%, due 12/1/2029	580,705 (a)
345,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, due 10/1/2029	312,183 (a)
13,612,658
Environmental Control 0.6%
160,000	Clean Harbors, Inc., 5.13%, due 7/15/2029	152,380 (a)
300,000	Enviri Corp., 5.75%, due 7/31/2027	259,125 (a)
405,000	GFL Environmental, Inc., 4.38%, due 8/15/2029	361,125 (a)
695,000	Madison IAQ LLC, 5.88%, due 6/30/2029	582,956 (a)
1,355,586
Food 3.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
125,000	5.88%, due 2/15/2028	121,719 (a)
1,065,000	6.50%, due 2/15/2028	1,060,814 (a)
350,000	3.50%, due 3/15/2029	304,693 (a)
330,000	4.88%, due 2/15/2030	302,775 (a)
Performance Food Group, Inc.
1,120,000	5.50%, due 10/15/2027	1,084,492 (a)
525,000	4.25%, due 8/1/2029	466,367 (a)
Pilgrim's Pride Corp.
645,000	4.25%, due 4/15/2031	557,923
1,260,000	3.50%, due 3/1/2032	1,017,198
1,155,000	6.25%, due 7/1/2033	1,146,953
995,000	TreeHouse Foods, Inc., 4.00%, due 9/1/2028	868,884
1,220,000	U.S. Foods, Inc., 4.75%, due 2/15/2029	1,122,104 (a)
8,053,922
Forest Products & Paper 0.2%
605,000	Ahlstrom Holding 3 Oy, 4.88%, due 2/4/2028	501,608 (a)
Hand - Machine Tools 0.7%
1,500,000	Regal Rexnord Corp., 6.40%, due 4/15/2033	1,496,017 (a)
Healthcare - Products 0.7%
295,000	Hologic, Inc., 4.63%, due 2/1/2028	280,409 (a)
Medline Borrower LP
1,220,000	3.88%, due 4/1/2029	1,068,320 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Healthcare - Products – cont'd
$80,000	5.25%, due 10/1/2029	$70,974 (a)
1,419,703
Healthcare - Services 4.4%
Catalent Pharma Solutions, Inc.
240,000	3.13%, due 2/15/2029	200,266 (a)
240,000	3.50%, due 4/1/2030	201,000 (a)
CHS/Community Health Systems, Inc.
222,000	8.00%, due 12/15/2027	217,070 (a)
5,000	6.00%, due 1/15/2029	4,275 (a)
460,000	5.25%, due 5/15/2030	367,557 (a)
480,000	4.75%, due 2/15/2031	363,638 (a)
DaVita, Inc.
355,000	4.63%, due 6/1/2030	302,922 (a)
780,000	3.75%, due 2/15/2031	623,717 (a)
580,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	15,782 (a)(f)
155,000	Fortrea Holdings, Inc., 7.50%, due 7/1/2030	158,409 (a)
170,000	HealthEquity, Inc., 4.50%, due 10/1/2029	152,280 (a)
355,000	LifePoint Health, Inc., 9.88%, due 8/15/2030	354,872 (a)(g)
Molina Healthcare, Inc.
615,000	4.38%, due 6/15/2028	563,910 (a)
1,025,000	3.88%, due 5/15/2032	855,082 (a)
660,000	Select Medical Corp., 6.25%, due 8/15/2026	654,376 (a)
Tenet Healthcare Corp.
580,000	4.88%, due 1/1/2026	561,353
440,000	5.13%, due 11/1/2027	417,821
865,000	6.13%, due 10/1/2028	823,990
570,000	6.13%, due 6/15/2030	553,898
1,435,000	6.75%, due 5/15/2031	1,425,409 (a)
490,000	U.S. Acute Care Solutions LLC, 6.38%, due 3/1/2026	428,177 (a)
9,245,804
Holding Companies - Diversified 0.4%
825,000	Benteler International AG, 10.50%, due 5/15/2028	836,344 (a)
Home Builders 1.7%
880,000	KB Home, 7.25%, due 7/15/2030	898,146
Mattamy Group Corp.
160,000	5.25%, due 12/15/2027	151,294 (a)
350,000	4.63%, due 3/1/2030	307,018 (a)
145,000	Meritage Homes Corp., 5.13%, due 6/6/2027	140,328
Shea Homes LP/Shea Homes Funding Corp.
1,280,000	4.75%, due 2/15/2028	1,164,800
280,000	4.75%, due 4/1/2029	248,559
570,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/2024	567,296 (a)
3,477,441
Insurance 4.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
2,475,000	6.75%, due 10/15/2027	2,344,330 (a)
505,000	5.88%, due 11/1/2029	446,851 (a)
595,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	545,875 (a)
960,000	AssuredPartners, Inc., 5.63%, due 1/15/2029	838,004 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance – cont'd
$685,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	$611,723 (a)
2,155,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	2,134,335 (a)
HUB International Ltd.
390,000	7.00%, due 5/1/2026	389,206 (a)
485,000	5.63%, due 12/1/2029	432,876 (a)
1,990,000	7.25%, due 6/15/2030	2,027,830 (a)
430,000	Ryan Specialty LLC, 4.38%, due 2/1/2030	380,439 (a)
10,151,469
Internet 2.3%
845,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	837,581 (a)
Gen Digital, Inc.
390,000	6.75%, due 9/30/2027	391,361 (a)
470,000	7.13%, due 9/30/2030	473,636 (a)
515,000	Match Group Holdings II LLC, 5.63%, due 2/15/2029	489,344 (a)
385,000	Newfold Digital Holdings Group, Inc., 6.00%, due 2/15/2029	283,938 (a)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
435,000	4.75%, due 4/30/2027	378,604 (a)
240,000	6.00%, due 2/15/2028	189,600 (a)
645,000	10.75%, due 6/1/2028	590,668 (a)
1,335,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	1,169,806 (a)
4,804,538
Iron - Steel 0.9%
ATI, Inc.
130,000	5.88%, due 12/1/2027	126,356
450,000	4.88%, due 10/1/2029	409,509
Carpenter Technology Corp.
75,000	6.38%, due 7/15/2028	73,854
775,000	7.63%, due 3/15/2030	790,454
595,000	TMS International Corp., 6.25%, due 4/15/2029	497,569 (a)
1,897,742
Leisure Time 3.8%
Carnival Corp.
1,690,000	9.88%, due 8/1/2027	1,766,880 (a)
745,000	6.00%, due 5/1/2029	669,672 (a)
1,080,000	Carnival Holdings Bermuda Ltd., 10.38%, due 5/1/2028	1,178,441 (a)
410,000	Carnival PLC, 7.88%, due 6/1/2027	416,191
230,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	237,505 (a)
50,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	47,981 (a)
NCL Corp. Ltd.
30,000	5.88%, due 3/15/2026	28,388 (a)
650,000	5.88%, due 2/15/2027	632,988 (a)
555,000	NCL Finance Ltd., 6.13%, due 3/15/2028	505,050 (a)
Royal Caribbean Cruises Ltd.
345,000	4.25%, due 7/1/2026	320,670 (a)
1,205,000	5.50%, due 4/1/2028	1,135,709 (a)
1,070,000	7.25%, due 1/15/2030	1,081,572 (a)
8,021,047
Lodging 0.6%
1,325,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	1,300,041 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Machinery - Construction & Mining 0.6%
$635,000	Manitowoc Co., Inc., 9.00%, due 4/1/2026	$631,825 (a)
670,000	Terex Corp., 5.00%, due 5/15/2029	623,415 (a)
1,255,240
Machinery - Diversified 1.6%
320,000	ATS Corp., 4.13%, due 12/15/2028	286,219 (a)
Chart Industries, Inc.
1,700,000	7.50%, due 1/1/2030	1,742,244 (a)
95,000	9.50%, due 1/1/2031	101,887 (a)
1,060,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	977,532 (a)
265,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	247,816 (a)
3,355,698
Media 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
1,730,000	5.50%, due 5/1/2026	1,689,006 (a)
520,000	5.00%, due 2/1/2028	480,548 (a)
1,330,000	5.38%, due 6/1/2029	1,215,426 (a)
440,000	6.38%, due 9/1/2029	420,720 (a)
140,000	4.50%, due 8/15/2030	118,622 (a)
570,000	4.25%, due 2/1/2031	468,592 (a)
325,000	7.38%, due 3/1/2031	323,148 (a)
390,000	4.75%, due 2/1/2032	321,988 (a)
CSC Holdings LLC
150,000	5.25%, due 6/1/2024	139,834
525,000	5.38%, due 2/1/2028	438,411 (a)
315,000	11.25%, due 5/15/2028	311,456 (a)
535,000	6.50%, due 2/1/2029	454,276 (a)
1,940,000	5.75%, due 1/15/2030	1,004,294 (a)
605,000	4.13%, due 12/1/2030	437,430 (a)
615,000	4.63%, due 12/1/2030	308,949 (a)
DISH DBS Corp.
240,000	7.75%, due 7/1/2026	155,160
530,000	5.25%, due 12/1/2026	434,073 (a)
710,000	5.13%, due 6/1/2029	356,775
430,000	DISH Network Corp., 11.75%, due 11/15/2027	432,828 (a)
McGraw-Hill Education, Inc.
400,000	5.75%, due 8/1/2028	351,200 (a)
680,000	8.00%, due 8/1/2029	584,800 (a)
445,000	Midcontinent Communications/Midcontinent Finance Corp., 5.38%, due 8/15/2027	419,734 (a)
245,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 9/15/2028	146,865 (a)
690,000	Sirius XM Radio, Inc., 3.88%, due 9/1/2031	540,240 (a)
11,554,375
Metal Fabricate - Hardware 0.3%
525,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	519,699 (a)
Mining 4.8%
590,000	Arsenal AIC Parent LLC, 8.00%, due 10/1/2030	601,800 (a)(g)
First Quantum Minerals Ltd.
579,000	7.50%, due 4/1/2025	577,060 (a)
1,120,000	6.88%, due 3/1/2026	1,104,600 (a)
1,480,000	6.88%, due 10/15/2027	1,455,165 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Mining – cont'd
$2,055,000	8.63%, due 6/1/2031	$2,103,806 (a)
FMG Resources August 2006 Pty Ltd.
655,000	5.88%, due 4/15/2030	628,188 (a)
165,000	4.38%, due 4/1/2031	141,886 (a)
895,000	6.13%, due 4/15/2032	859,282 (a)
Hudbay Minerals, Inc.
1,300,000	4.50%, due 4/1/2026	1,232,763 (a)
1,365,000	6.13%, due 4/1/2029	1,307,643 (a)
10,012,193
Miscellaneous Manufacturer 0.5%
145,000	Amsted Industries, Inc., 5.63%, due 7/1/2027	140,650 (a)
965,000	Calderys Financing LLC, 11.25%, due 6/1/2028	992,502 (a)
1,133,152
Office - Business Equipment 0.4%
CDW LLC/CDW Finance Corp.
460,000	4.25%, due 4/1/2028	425,054
505,000	3.57%, due 12/1/2031	427,447
852,501
Oil & Gas 7.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
1,770,000	7.00%, due 11/1/2026	1,731,100 (a)
190,000	9.00%, due 11/1/2027	236,902 (a)
1,110,000	8.25%, due 12/31/2028	1,102,351 (a)
250,000	5.88%, due 6/30/2029	225,674 (a)
235,000	Callon Petroleum Co., 7.50%, due 6/15/2030	228,142 (a)
860,000	Chesapeake Energy Corp., 6.75%, due 4/15/2029	856,169 (a)
Civitas Resources, Inc.
1,035,000	8.38%, due 7/1/2028	1,064,559 (a)
1,160,000	8.75%, due 7/1/2031	1,200,600 (a)
Comstock Resources, Inc.
1,467,000	6.75%, due 3/1/2029	1,368,371 (a)
2,005,000	5.88%, due 1/15/2030	1,774,796 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
395,000	6.25%, due 11/1/2028	378,120 (a)
1,073,000	5.75%, due 2/1/2029	992,525 (a)
118,000	6.00%, due 2/1/2031	106,860 (a)
190,000	Nabors Industries Ltd., 7.50%, due 1/15/2028	174,275 (a)
550,000	Nabors Industries, Inc., 7.38%, due 5/15/2027	537,889 (a)
1,095,000	Noble Finance II LLC, 8.00%, due 4/15/2030	1,126,481 (a)
405,000	Northern Oil & Gas, Inc., 8.13%, due 3/1/2028	401,962 (a)
Permian Resources Operating LLC
250,000	5.38%, due 1/15/2026	240,000 (a)
655,000	5.88%, due 7/1/2029	624,248 (a)
1,120,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	1,025,637 (a)
790,000	Valaris Ltd., 8.38%, due 4/30/2030	808,328 (a)
16,204,989
Packaging & Containers 4.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
555,000	6.00%, due 6/15/2027	547,659 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Packaging & Containers – cont'd
$115,000	4.00%, due 9/1/2029	$94,059 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,060,000	5.25%, due 8/15/2027	1,768,007 (a)
200,000	5.25%, due 8/15/2027	171,651 (a)
335,000	Ball Corp., 6.00%, due 6/15/2029	335,000
145,000	Berry Global, Inc., 5.63%, due 7/15/2027	141,446 (a)
145,000	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/2026	140,170
Mauser Packaging Solutions Holding Co.
795,000	7.88%, due 8/15/2026	792,855 (a)
1,945,000	9.25%, due 4/15/2027	1,807,002 (a)
410,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	362,437 (a)
50,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/2027	45,030 (a)
460,000	Sealed Air Corp., 4.00%, due 12/1/2027	423,777 (a)
560,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, due 2/1/2028	557,485 (a)
540,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	571,821 (a)
Trivium Packaging Finance BV
540,000	5.50%, due 8/15/2026	513,048 (a)
1,205,000	8.50%, due 8/15/2027	1,159,166 (a)
9,430,613
Pharmaceuticals 1.2%
480,000	180 Medical, Inc., 3.88%, due 10/15/2029	420,256 (a)
Bausch Health Cos., Inc.
475,000	5.50%, due 11/1/2025	427,500 (a)
250,000	9.00%, due 12/15/2025	228,892 (a)
295,000	6.13%, due 2/1/2027	193,684 (a)
155,000	5.75%, due 8/15/2027	99,646 (a)
1,200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.88%, due 9/15/2029	1,249,181
2,619,159
Pipelines 12.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
905,000	7.88%, due 5/15/2026	924,097 (a)
1,080,000	5.38%, due 6/15/2029	1,012,462 (a)
Buckeye Partners LP
225,000	4.13%, due 3/1/2025	216,563 (a)
420,000	4.13%, due 12/1/2027	380,100
565,000	5.85%, due 11/15/2043	436,982
825,000	5.60%, due 10/15/2044	610,500
2,100,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	1,909,991 (a)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
70,000	5.63%, due 5/1/2027	66,500 (a)
125,000	6.00%, due 2/1/2029	117,813 (a)
2,010,000	7.38%, due 2/1/2031	2,004,899 (a)
1,270,000	DT Midstream, Inc., 4.13%, due 6/15/2029	1,126,011 (a)
240,000	EnLink Midstream LLC, 6.50%, due 9/1/2030	241,567 (a)
EQM Midstream Partners LP
870,000	6.00%, due 7/1/2025	863,771 (a)
75,000	4.13%, due 12/1/2026	70,429
1,165,000	7.50%, due 6/1/2027	1,182,343 (a)
405,000	6.50%, due 7/1/2027	403,073 (a)
825,000	5.50%, due 7/15/2028	793,793
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$320,000	4.50%, due 1/15/2029	$292,434 (a)
825,000	7.50%, due 6/1/2030	850,748 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
165,000	6.50%, due 10/1/2025	163,455
30,000	6.25%, due 5/15/2026	28,628
850,000	7.75%, due 2/1/2028	826,659
360,000	8.88%, due 4/15/2030	359,076
880,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	864,852 (a)
Howard Midstream Energy Partners LLC
870,000	6.75%, due 1/15/2027	839,232 (a)
750,000	8.88%, due 7/15/2028	766,950 (a)
970,000	ITT Holdings LLC, 6.50%, due 8/1/2029	829,589 (a)
1,165,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	1,119,856 (a)
New Fortress Energy, Inc.
1,215,000	6.75%, due 9/15/2025	1,157,060 (a)
2,050,000	6.50%, due 9/30/2026	1,880,993 (a)
400,000	NuStar Logistics LP, 5.75%, due 10/1/2025	393,000
1,850,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, due 10/15/2026	1,817,603 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
375,000	7.50%, due 10/1/2025	375,656 (a)
1,070,000	6.00%, due 3/1/2027	1,013,968 (a)
85,000	5.50%, due 1/15/2028	78,200 (a)
165,000	6.00%, due 9/1/2031	143,544 (a)
Venture Global LNG, Inc.
370,000	8.13%, due 6/1/2028	376,061 (a)
540,000	8.38%, due 6/1/2031	547,947 (a)
27,086,405
Real Estate 0.9%
Realogy Group LLC/Realogy Co.-Issuer Corp.
1,061,000	5.75%, due 1/15/2029	785,094 (a)
1,445,000	5.25%, due 4/15/2030	1,041,148 (a)
1,826,242
Real Estate Investment Trusts 5.7%
465,000	American Tower Corp., 2.95%, due 1/15/2051	290,595
EPR Properties
1,065,000	4.50%, due 4/1/2025	1,011,934
430,000	3.75%, due 8/15/2029	353,113
Iron Mountain, Inc.
450,000	4.88%, due 9/15/2027	422,082 (a)
1,535,000	5.25%, due 3/15/2028	1,439,849 (a)
245,000	5.00%, due 7/15/2028	226,874 (a)
470,000	4.88%, due 9/15/2029	423,949 (a)
685,000	5.63%, due 7/15/2032	617,119 (a)
235,000	MPT Operating Partnership LP/MPT Finance Corp., 4.63%, due 8/1/2029	186,663
640,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	496,000 (a)
610,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 5.88%, due 10/1/2028	562,725 (a)
440,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, due 6/1/2025	442,134 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts – cont'd
RHP Hotel Properties LP/RHP Finance Corp.
$955,000	4.75%, due 10/15/2027	$897,996
515,000	7.25%, due 7/15/2028	522,739 (a)
650,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	544,830 (a)
335,000	SBA Communications Corp., 3.88%, due 2/15/2027	308,626
250,000	Service Properties Trust, 3.95%, due 1/15/2028	195,796
1,605,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	1,595,402 (a)
166,000	VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/2026	156,368 (a)
XHR LP
885,000	6.38%, due 8/15/2025	870,097 (a)
420,000	4.88%, due 6/1/2029	365,359 (a)
11,930,250
Retail 4.5%
1011778 BC ULC/New Red Finance, Inc.
620,000	3.88%, due 1/15/2028	567,814 (a)
160,000	3.50%, due 2/15/2029	140,603 (a)
965,000	4.00%, due 10/15/2030	829,275 (a)
Bath & Body Works, Inc.
575,000	6.63%, due 10/1/2030	555,671 (a)
315,000	6.88%, due 11/1/2035	292,346
660,000	Beacon Roofing Supply, Inc., 6.50%, due 8/1/2030	661,650 (a)
635,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	567,182 (a)
Macy's Retail Holdings LLC
355,000	5.88%, due 4/1/2029	329,777 (a)
440,000	5.88%, due 3/15/2030	397,364 (a)
590,000	4.50%, due 12/15/2034	430,432
135,000	5.13%, due 1/15/2042	93,150
545,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, due 4/1/2026	509,367 (a)
875,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 2/15/2029	853,527 (a)
560,000	SRS Distribution, Inc., 6.13%, due 7/1/2029	491,371 (a)
535,000	Victoria's Secret & Co., 4.63%, due 7/15/2029	401,418 (a)
1,285,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	1,238,104 (a)(c)
Yum! Brands, Inc.
595,000	4.75%, due 1/15/2030	554,962 (a)
165,000	3.63%, due 3/15/2031	141,430
465,000	4.63%, due 1/31/2032	421,229
9,476,672
Semiconductors 0.1%
250,000	ON Semiconductor Corp., 3.88%, due 9/1/2028	226,437 (a)
Software 1.9%
1,160,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	982,881 (a)
830,000	Central Parent, Inc./CDK Global, Inc., 7.25%, due 6/15/2029	820,857 (a)
270,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/2028	233,551 (a)
360,000	MSCI, Inc., 4.00%, due 11/15/2029	327,599 (a)
105,000	Open Text Corp., 3.88%, due 12/1/2029	88,818 (a)
415,000	Oracle Corp., 3.60%, due 4/1/2050	294,888
Rackspace Technology Global, Inc.
2,380,000	3.50%, due 2/15/2028	1,064,552 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Software – cont'd
$515,000	5.38%, due 12/1/2028	$142,601 (a)
3,955,747
Telecommunications 4.9%
1,355,000	Altice France Holding SA, 6.00%, due 2/15/2028	504,272 (a)
Altice France SA
1,170,000	8.13%, due 2/1/2027	957,038 (a)
390,000	5.50%, due 1/15/2028	286,175 (a)
1,055,000	5.50%, due 10/15/2029	749,057 (a)
160,000	Ciena Corp., 4.00%, due 1/31/2030	140,016 (a)
795,000	CommScope Technologies LLC, 5.00%, due 3/15/2027	530,260 (a)
CommScope, Inc.
215,000	8.25%, due 3/1/2027	162,760 (a)
605,000	7.13%, due 7/1/2028	399,300 (a)
695,000	4.75%, due 9/1/2029	535,419 (a)
Frontier Communications Holdings LLC
325,000	5.00%, due 5/1/2028	275,408 (a)
620,000	5.88%, due 11/1/2029	454,600
865,000	8.75%, due 5/15/2030	834,539 (a)
Iliad Holding SASU
250,000	6.50%, due 10/15/2026	239,590 (a)
225,000	7.00%, due 10/15/2028	211,239 (a)
Level 3 Financing, Inc.
595,000	3.75%, due 7/15/2029	390,130 (a)
2,109,000	10.50%, due 5/15/2030	2,184,640 (a)
255,000	Lumen Technologies, Inc., 4.00%, due 2/15/2027	167,698 (a)
1,335,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	1,126,900 (a)
225,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	160,910 (a)
10,309,951
Transportation 0.9%
XPO, Inc.
1,220,000	6.25%, due 6/1/2028	1,206,899 (a)
685,000	7.13%, due 6/1/2031	693,140 (a)
1,900,039
Trucking & Leasing 0.4%
830,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	810,488 (a)(d)
Water 0.2%
430,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	421,561 (a)
Total Corporate Bonds (Cost $303,307,210)		290,231,225

Loan Assignments(b) 7.9%
Aerospace & Defense 0.6%
373,056	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.17%, due 2/1/2028	369,561
862,838	TransDigm, Inc., Term Loan I, (3 mo. USD Term SOFR + 3.25%), 8.49%, due 8/24/2028	863,105
1,232,666
Air Transport 0.3%
617,500	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.34%, due 4/20/2028	638,853
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Automotive 0.4%
$756,132	First Brands Group LLC, Term Loan, (6 mo. USD Term SOFR + 5.00%), 10.88%, due 3/30/2027	$746,522
Building Materials 0.2%
420,565	Standard Industries, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.91%, due 9/22/2028	421,040
Business Equipment & Services 0.3%
373,111	AppLovin Corp., Term Loan B, (1 mo. USD Term SOFR + 3.10%), due 10/25/2028	372,510 (h)(i)
368,131	Tempo Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.32%, due 8/31/2028	368,507
		741,017
Chemicals & Plastics 0.3%
375,000	Ineos U.S. Finance LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.92%, due 2/18/2030	370,549
218,869	Starfruit Finco BV, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 8.07%, due 10/1/2025	218,048
		588,597
Containers & Glass Products 0.2%
350,000	Trident TPI Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.50%), 9.74%, due 9/15/2028	348,470
Diversified Insurance 0.3%
648,305	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.34%, due 10/1/2027	636,798
Entertainment 0.2%
368,141	Great Canadian Gaming Corp., Term Loan, (3 mo. USD LIBOR + 4.00%), 9.52%, due 11/1/2026	367,758
Financial Intermediaries 0.7%
	Starwood Property Trust, Inc.
724,470	Term Loan B3, (1 mo. USD Term SOFR + 3.25%), 8.67%, due 7/26/2026	719,942
746,250	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.57%, due 11/18/2027	742,056
		1,461,998
Food Service 0.1%
192,909	Aramark Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.93%, due 4/6/2028	192,330
Health Care 0.8%
761,146	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 10/23/2028	752,842
1,466,117	Team Health Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.25%), 10.57%, due 3/2/2027	1,000,097
		1,752,939
Industrial Equipment 0.4%
539,616	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD LIBOR + 6.00%), 11.54%, due 5/21/2029	509,937 (j)
368,112	Gates Global LLC, Term Loan B3, (1 mo. USD Term SOFR + 2.50%), 7.92%, due 3/31/2027	367,019
		876,956
Lodging & Casinos 0.3%
726,350	GVC Holdings (Gibraltar) Ltd., Term Loan B2, (6 mo. USD Term SOFR + 3.50%), 8.44%, due 10/31/2029	724,926
Oil & Gas 0.8%
715,143	GIP III Stetson I LP, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.67%, due 7/18/2025	714,785
878,591	Waterbridge Midstream Operating LLC, Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.36%, due 6/22/2026	879,215
		1,594,000
Retailers (except food & drug) 0.4%
939,975	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.75%, due 3/3/2028	936,178
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications 0.7%
$1,671,450	Frontier Communications Corp., First Lien Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 5/1/2028	$1,584,485
Textiles, Apparel & Luxury Goods 0.3%
574,149	Crocs, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 8.89%–8.92%, due 2/20/2029	574,689 (k)
Utilities 0.6%
	Lightstone Holdco LLC
1,280,195	Term Loan B, (1 mo. USD Term SOFR + 5.75%), 11.07%, due 1/29/2027	1,152,445
72,406	Term Loan C, (1 mo. USD Term SOFR + 5.75%), 11.07%, due 1/29/2027	65,181
		1,217,626
Total Loan Assignments (Cost $17,173,537)		16,637,848

Convertible Bonds 0.3%
Media 0.3%
1,142,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $1,114,907)	633,239
Number of Shares

Short-Term Investments 4.7%
Investment Companies 4.7%
9,832,157	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.19%(l) (Cost $9,832,157)	9,832,157
Total Investments 157.3% (Cost $344,618,908)		330,636,689
Liabilities Less Other Assets (21.1)%		(44,441,096)(m)
Liquidation Preference of Mandatory Redeemable Preferred Shares (36.2%)		(76,000,000)
Net Assets Applicable to Common Stockholders 100.0%		$210,195,593

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2023, these securities amounted to $258,071,565, which represents 122.8% of net assets applicable to common stockholders of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2023 and changes periodically.
(c)	Payment-in-kind (PIK) security.
(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(e)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(f)	Defaulted security.
(g)	When-issued security. Total value of all such securities at July 31, 2023 amounted to $956,672, which represents 0.5% of net assets applicable to common stockholders of the Fund.
(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)	All or a portion of this security had not settled as of July 31, 2023 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(j)	Value determined using significant unobservable inputs.
(k)	The stated interest rates represent the range of rates at July 31, 2023 of the underlying contracts within the Loan Assignment.
(l)	Represents 7-day effective yield as of July 31, 2023.
(m)	As of July 31, 2023, the value of unfunded note commitments was $11 for the Fund (see Notes to Schedule of Investments).
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$268,667,621	127.8%
Cayman Islands	12,040,560	5.7%
Canada	9,694,271	4.6%
Zambia	5,240,631	2.5%
France	3,632,968	1.7%
United Kingdom	3,555,520	1.7%
Germany	3,508,452	1.7%
Switzerland	2,761,430	1.3%
Luxembourg	1,890,778	0.9%
Ireland	1,678,889	0.8%
Netherlands	1,672,214	0.8%
Australia	1,629,356	0.8%
Israel	1,249,181	0.6%
Austria	836,344	0.4%
Chile	677,412	0.3%
Jersey	623,028	0.3%
Finland	501,608	0.3%
Bermuda	500,629	0.2%
Czech Republic	443,640	0.2%
Liquidation Preference of Mandatory Redeemable Preferred Shares	(76,000,000)	(36.2)%
Short-Term Investments and Other Liabilities—Net	(34,608,939)	(16.4)%
	$210,195,593	100.0%
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities	$—	$13,302,220	$—	$13,302,220
Corporate Bonds#	—	290,231,225	—	290,231,225
Loan Assignments
Industrial Equipment	—	367,019	509,937	876,956
Other Loan Assignments#	—	15,760,892	—	15,760,892
Total Loan Assignments	—	16,127,911	509,937	16,637,848
Convertible Bonds#	—	633,239	—	633,239
Short-Term Investments	—	9,832,157	—	9,832,157
Total Investments	$—	$330,126,752	$509,937	$330,636,689

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2023
Investments in Securities:
Loan Assignments(1)	$—	$—	$—	$5	$505	$—	$—	$—	$510	$5
Total	$—	$—	$—	$5	$505	$—	$—	$—	$510	$5
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2023
Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and Other
Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market
Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)  (cont’d)
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective funds' daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. As of July 31, 2023, the value of unfunded note commitments was $11, pursuant to the following loan agreement:
Borrower	Principal Amount	Value
HCFS Notes, 0.00%, due 12/31/2031(a)	$1,055,000	$11(b)(c)

(a)	Position is a bond bridge commitment which is fully unfunded.
(b)	Security fair valued as of July 31, 2023 in accordance with procedures approved by the valuation designee.
(c)	This security has not settled as of July 31, 2023. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of July 31, 2023.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited) (cont'd)
Legend

Benchmarks:
LIBOR	= London Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC

Currency Abbreviations:
USD	= United States Dollar
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.